Statements of Changes in Partners' Capital (USD $)	Limited Partners [Member]	Limited Partners [Member] Morgan Stanley Smith Barney Charter Aspect L.P. [Member]	Limited Partners [Member] Morgan Stanley Smith Barney Charter WNT L.P. [Member]	General Partner [Member]	General Partner [Member] Morgan Stanley Smith Barney Charter Aspect L.P. [Member]	General Partner [Member] Morgan Stanley Smith Barney Charter WNT L.P. [Member]	Total	Morgan Stanley Smith Barney Charter Aspect L.P. [Member]	Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Balance at Dec. 31, 2008	$ 145,023,184	$ 170,429,845	$ 133,141,833	$ 1,475,280	$ 1,733,103	$ 1,352,349	$ 146,498,464	$ 172,162,948	$ 134,494,182
Balance (in units) at Dec. 31, 2008							13,466,174.194	7,659,574.162	10,331,687.713
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	(12,365,225)	(24,719,262)	(13,844,272)	(127,302)	(253,961)	(140,285)	(12,492,527)	(24,973,223)	(13,984,557)
Redemptions	(38,881,062)	(33,733,947)	(28,141,750)	(395,372)	(342,048)	(280,699)	(39,276,434)	(34,075,995)	(28,422,449)
Redemptions (in units)							(3,791,707.725)	(1,617,767.964)	(2,281,133.056)
Balance at Dec. 31, 2009	93,776,897	111,976,636	91,155,811	952,606	1,137,094	931,365	94,729,503	113,113,730	92,087,176
Balance (in units) at Dec. 31, 2009							9,674,466.469	6,041,806.198	8,050,554.657
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	5,668,654	10,821,260	7,136,913	59,458	112,886	73,588	5,728,112	10,934,146	7,210,501
Redemptions	(18,637,105)	(16,886,612)	(18,410,909)	(134,469)	(92,119)	(112,428)	(18,771,574)	(16,978,731)	(18,523,337)
Redemptions (in units)							(1,958,082.547)	(872,165.267)	(1,547,532.904)
Balance at Dec. 31, 2010	80,808,446	105,911,284	79,881,815	877,595	1,157,861	892,525	81,686,041	107,069,145	80,774,340
Balance (in units) at Dec. 31, 2010							7,716,383.922	5,169,640.931	6,503,021.753
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	(5,354,560)	1,057,020	1,254,790	(61,966)	12,896	14,595	(5,416,526)	1,069,916	1,269,385
Redemptions	(17,060,643)	(14,293,505)	(12,495,683)	(100,094)	(99,988)	0	(17,160,737)	(14,393,493)	(12,495,683)
Redemptions (in units)							(1,669,323.158)	(693,201.784)	(993,900.324)
Balance at Dec. 31, 2011	$ 58,393,243	$ 92,674,799	$ 68,640,922	$ 715,535	$ 1,070,769	$ 907,120	$ 59,108,778	$ 93,745,568	$ 69,548,042
Balance (in units) at Dec. 31, 2011							6,047,060.764	4,476,439.147	5,509,121.429